Cash and Cash Equivalents - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Equivalents At Carrying Value [Abstract]
Cash on hand and at banks	$ 65,179	$ 24,776
Short-term deposits	3	56,731
Total cash and cash equivalents	$ 65,182	$ 81,507	$ 71,931	$ 86,569